DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed Rate Mortgages [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	£ 106	[1]
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(33)	[1]
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	2	[1]
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(27)	[1]
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(33)	[2]
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	2	[2]
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(27)	[2]
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(49)
Hedge ineffectiveness recognised in the income statement	(1)	[1]
Hedged item affected income statement	(69)
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(435)
Hedge ineffectiveness recognised in the income statement	(17)	[1]
Hedged item affected income statement	(467)
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(63)
Hedge ineffectiveness recognised in the income statement	(5)	[1]
Hedged item affected income statement	(52)
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(31)
Hedge ineffectiveness recognised in the income statement		[1]
Hedged item affected income statement	(71)
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(22)
Hedge ineffectiveness recognised in the income statement	(2)	[1]
Hedged item affected income statement	(32)
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	8
Hedge ineffectiveness recognised in the income statement	1	[2]
Hedged item affected income statement	7
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(504)
Hedge ineffectiveness recognised in the income statement	(37)	[2]
Hedged item affected income statement	(567)
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	83
Hedge ineffectiveness recognised in the income statement	15	[2]
Hedged item affected income statement	(67)
Cash flow hedges [member] | The Bank [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	40
Hedge ineffectiveness recognised in the income statement		[2]
Hedged item affected income statement	£ (1)

[1]	Hedge ineffectiveness is included in the income statement within net trading income.
[2]	Hedge ineffectiveness is included in the income statement within net interest income.